Columbia Income Builder Fund
First Quarter Report
April 30, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Income Builder Fund, April 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 27.3%
	Shares	Value ($)
Convertible 2.0%
Columbia Convertible Securities Fund, Institutional 3 Class(a)	571,313	17,065,114
Dividend Income 21.3%
Columbia Dividend Income Fund, Institutional 3 Class(a)	1,276,207	50,818,559
Columbia Dividend Opportunity Fund, Institutional 3 Class(a)	1,683,111	76,581,546
Columbia International Dividend Income Fund, Institutional 3 Class(a)	1,964,312	50,895,337
Total		178,295,442
Global Real Estate 1.0%
Columbia Real Estate Equity Fund, Institutional 3 Class(a)	789,155	8,475,522
U.S. Small Cap 3.0%
Columbia Small Cap Value Discovery Fund, Institutional 3 Class(a)	431,703	25,289,179
Total Equity Funds (Cost $151,307,365)		229,125,257

Exchange-Traded Fixed Income Funds 10.3%

High Yield 1.9%
Columbia Short Duration High Yield ETF(a)	798,860	16,192,892
Multisector 8.4%
Columbia Diversified Fixed Income Allocation ETF(a)	1,633,929	29,835,544
Columbia Short Duration Bond ETF(a)	2,153,443	40,603,168
Total		70,438,712
Total Exchange-Traded Fixed Income Funds (Cost $90,733,881)		86,631,604

Fixed Income Funds 62.4%
	Shares	Value ($)
Emerging Markets 6.0%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	4,960,358	50,248,425
Floating Rate 10.0%
Columbia Floating Rate Fund, Institutional 3 Class(a)	2,563,847	84,017,286
High Yield 7.0%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	5,285,695	58,724,068
Investment Grade 39.4%
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	6,890,504	58,431,477
Columbia Quality Income Fund, Institutional 3 Class(a)	12,321,468	222,402,489
Columbia Select Corporate Income Fund, Institutional 3 Class(a)	5,014,157	45,829,398
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	376,303	3,729,158
Total		330,392,522
Total Fixed Income Funds (Cost $560,750,987)		523,382,301
Total Investments in Securities (Cost: $802,792,233)		839,139,162
Other Assets & Liabilities, Net		(232,230)
Net Assets		838,906,932

Columbia Income Builder Fund  | 2026

Portfolio of Investments  (continued)
Columbia Income Builder Fund, April 30, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Convertible Securities Fund, Institutional 3 Class
	16,877,306	120,817	(821,648)	888,639	17,065,114	—	314,626	77,325	571,313
Columbia Diversified Fixed Income Allocation ETF
	30,162,329	—	—	(326,785)	29,835,544	—	—	351,687	1,633,929
Columbia Dividend Income Fund, Institutional 3 Class
	51,470,852	224,744	(2,133,115)	1,256,078	50,818,559	—	348,400	213,493	1,276,207
Columbia Dividend Opportunity Fund, Institutional 3 Class
	68,912,178	8,965,560	(3,430,932)	2,134,740	76,581,546	—	170,313	443,259	1,683,111
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	59,675,534	805,847	(10,594,486)	361,530	50,248,425	—	(695,910)	743,527	4,960,358
Columbia Floating Rate Fund, Institutional 3 Class
	59,246,567	26,647,792	(1,774,931)	(102,142)	84,017,286	—	(37,678)	950,564	2,563,847
Columbia Government Money Market Fund, Institutional 3 Class, 3.941%
	1	—	(1)	—	—	—	—	—	—
Columbia High Yield Bond Fund, Institutional 3 Class
	76,766,768	1,235,156	(18,222,188)	(1,055,668)	58,724,068	—	594,940	1,128,000	5,285,695
Columbia International Dividend Income Fund, Institutional 3 Class
	51,637,561	516,250	(2,614,371)	1,355,897	50,895,337	—	909,769	272,960	1,964,312
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	42,591,668	17,572,034	(1,332,595)	(399,630)	58,431,477	—	(72,246)	503,980	6,890,504
Columbia Quality Income Fund, Institutional 3 Class
	245,217,606	2,852,949	(23,796,519)	(1,871,547)	222,402,489	—	(424,322)	2,435,121	12,321,468
Columbia Real Estate Equity Fund, Institutional 3 Class
	17,104,043	67,511	(12,274,643)	3,578,611	8,475,522	—	(1,901,169)	—	789,155
Columbia Select Corporate Income Fund, Institutional 3 Class
	46,874,060	595,648	(1,053,197)	(587,113)	45,829,398	—	(20,047)	536,565	5,014,157
Columbia Short Duration Bond ETF
	40,915,417	—	—	(312,249)	40,603,168	—	—	429,827	2,153,443
Columbia Short Duration High Yield ETF
	16,264,790	—	—	(71,898)	16,192,892	—	—	232,348	798,860
Columbia Small Cap Value Discovery Fund, Institutional 3 Class
	25,336,845	144,299	(794,951)	602,986	25,289,179	—	708,747	—	431,703
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	3,821,963	42,409	(97,577)	(37,637)	3,729,158	—	(104)	34,253	376,303
Total	852,875,488			5,413,812	839,139,162	—	(104,681)	8,352,909
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Income Builder Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT163_(06/26)